SHORT TERM BANK LOAN	6 Months Ended
Jun. 30, 2013
SHORT TERM BANK CREDIT [Abstract]
SHORT TERM BANK CREDIT
NOTE 5:-	SHORT TERM BANK LOAN

a.
In September 2012, the Company received a credit facility from a bank in an amount of $1,500. The facility has an initial 6 month term, and may be renewed for additional periods based on compliance with certain covenants and according to the bank's decision. The facility carries interest rates varying between LIBOR + 3.25%-4% for USD denominated advances and Prime + 1-2% for NIS denominated advances, and is secured by a floating charge on all of the Company's assets. As of 30 June, 2013 the Company was in full compliance with the covenants requirements.

Under this facility the Company used as of June 30, 2013 and December 31, 2012, amount of $ 0 and $ 714, respectively, as a short term bank credit and amount of $ 750 as a short term loan. The loan was renewed in June 2013 for a period of six months and may be renewed for additional periods, subject to the extension of the credit facility by the bank. The loan carries an interest rate of LIBOR + 3.95%.

b.
In November 2012, the Company entered into a loan agreement with a major shareholder, according to which the Company may receive a sum of up to NIS 3,000,000, bearing no interest and linked to the Israeli Consumer Price Index. As of December 31, 2012 the Company received NIS 2,900,000 ($777). During June 2013 the Company repaid the loan.